Interest-Bearing Loans and Borrowings - Summary of Interest-bearing Loans and Borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
CURRENT LIABILITIES
Commercial papers	$ 0	$ 1,500
Non-Current Liabilities [Member]
NON-CURRENT LIABILITIES
Secured bank loans	75	46
Unsecured bond issues	85,433	93,523
Unsecured other loans	31	73
Lease liabilities	1,830	1,837
Non-current interest-bearing loans and borrowings	87,369	95,478
Current Liabilities [member]
CURRENT LIABILITIES
Secured bank loans	553	656
Commercial papers	0	1,522
Unsecured bank loans	106	294
Unsecured bond issues	293	202
Unsecured other loans	9	10
Lease liabilities	447	397
Current interest-bearing loans and borrowings	$ 1,408	$ 3,081